Other operating income, other operating expenses, restructuring income and expenses, financial result - Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Analysis of income and expense [abstract]
Decrease in other operating expense				$ 1,699
Other operating expenses	$ 3,333	$ 4,298	$ 6,889	8,588
Consulting fees related to Group strategy	$ 2,016	$ 1,100	3,051	2,149
Miscellaneous expenses			2,802	1,696
Allowance on trade receivables recorded			$ 200	$ 629